Bank loans (Tables)	12 Months Ended
Dec. 31, 2022
Bank loans
Schedule of bank loans

The movement is presented below:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Beginning balance	50,000	65,793	55,000

New loans	—	50,000	18,019
Payments	(50,000)	(65,793)	(7,197)
Exchange difference	—	—	(29)

Final balance	—	50,000	65,793